Guarantee Deposits from Customers	12 Months Ended
Dec. 31, 2017
Disclosure of guarantee deposits from customers [Abstract]
Guarantee Deposits from Customers
Note 19 - Guarantee Deposits from Customers

Deposits in cash are received from distribution customers. These deposits bear interest at a weighted average interest rate published by the Guatemalan Central Bank and are refundable to clients when they cease using the electric energy service. Such deposits relate to the power distribution business sold to ISQ in December 2017.